EQUITY PLANS - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016	Jan. 01, 2016	Jan. 02, 2015
Fully-vested options
Stock price at the end of the year (in dollars per share)	$ 23.94
Stock options
Fully-vested options
Intrinsic value of the fully-vested options (in dollars)	$ 9,961,000
Options
Outstanding (in shares)	1,311,000	964,000	926,000
Granted (in shares)	199,000	440,000	165,000
Exercised (in shares)	(271,000)	(75,000)	(103,000)
Forfeited or expired (in shares)	(32,000)	(18,000)	(24,000)
Outstanding (in shares)	1,207,000	1,311,000	964,000	926,000
Vested (in shares)	660,000	658,000	624,000
Exercisable (in shares)	660,000	658,000	624,000
Weighted-Average Exercise Price
Outstanding (in dollars per share)	$ 10.15	$ 7.22	$ 5.84
Granted (in dollars per share)	30.28	15.28	12.33
Exercised (in dollars per share)	7.02	4.41	3.72
Forfeited or expired	15.65	9.81	3.94
Outstanding (in dollars per share)	14.04	10.15	7.22	$ 5.84
Vested (in dollars per share)	8.84	6.21	5.24
Exercisable (in dollars per share)	$ 8.84	$ 6.21	$ 5.24
Weighted-Average Remaining Contractual Term
Outstanding	7 years 7 days	6 years 8 months 9 days	6 years 15 days	6 years 5 months 9 days
Vested	5 years 6 months 29 days	4 years 2 months 16 days	4 years 6 months 11 days
Exercisable	5 years 6 months 29 days	4 years 2 months 16 days	4 years 6 months 11 days